UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                08/23/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  109
Form 13F Information Table Value Total:  453,561,904


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                                                                              Market       Voting
Name                                                                TYPE           CUSIP         Shares       Value       Authority
------------------------------------------------------------------------------------------------------------------------------------
***ABN AMRO HOLDING NV SPONSORED ADR                            Sponsored ADR    000937102       155,500     7,140,560      Sole
***BANCO BILBAO VIZCAYA ARGENTARIA S A SPONSORED ADR            Sponsored ADR    05946K101      -147,929    -3,606,509      Sole
***BARCLAYS PLC-ADR                                             Sponsored ADR    06738E204      -125,373    -6,994,560      Sole
***HANSON PLC NEW SPONSORED ADR                                 Sponsored ADR    411349103        13,500     1,455,300      Sole
***INTERTAPE POLYMER GROUP I                                    Common           460919103       385,114     1,733,013      Sole
***IPSCO INC                                                    Common           462622101        74,986    11,913,776      Sole
***LIONORE MINING INTERNATIONAL LTD                             Common           535913107        40,000     1,052,235      Sole
***NORSK HYDRO A/S SPONSORED ADR                                Sponsored ADR    656531605        73,141     2,799,106      Sole
***QIAGEN NV EUR 0.01 (NASDAQ LISTED)                           Common           N72482107      -101,343    -1,802,892      Sole
***REUTERS GROUP PLC SPONSORED ADR                              Sponsored ADR    76132M102       126,140     9,416,351      Sole
***RINKER GROUP LTD SPONSORED ADR                               Sponsored ADR    76687M101       207,701    16,533,000      Sole
***STATOIL ASA SPONSORED ADR                                    Sponsored ADR    85771P102       -62,608    -1,941,474      Sole
***TARO PHARMACEUTICAL INDUSTRIES LTD                           Common           M8737E108       287,712     1,913,285      Sole
***THOMSON CORP                                                 Common           884903105      -121,094    -4,968,487      Sole
24/7 REAL MEDIA INC                                             Common           901314203       147,318     1,728,040      Sole
ACCREDITED HOME LENDERS HOLDING COMPANY                         Common           00437P107       257,813     3,524,304      Sole
ACXIOM CORP                                                     Common           005125109       162,746     4,304,632      Sole
AEROFLEX INC                                                    Common           007768104       652,946     9,252,245      Sole
AFFILIATED COMPUTER SERVICES INC-CL A                           Common           008190100       204,328    11,589,484      Sole
AGILE SOFTWARE CORP DEL                                         Common           00846X105       226,094     1,822,318      Sole
AIRTRAN HOLDINGS INC                                            Common           00949P108      -182,622    -1,994,232      Sole
ALLIANCE DATA SYSTEM CORP                                       Common           018581108        86,165     6,658,831      Sole
ALLTEL CORP                                                     Common           020039103       116,945     7,899,635      Sole
AMERICAN TECHNICAL CERAMICS CORP                                Common           030137103        18,800       448,756      Sole
AQUANTIVE INC                                                   Common           03839G105       100,190     6,392,122      Sole
AQUILA INC NEW                                                  Common           03840P102     1,122,461     4,590,865      Sole
ARMOR HOLDINGS INC                                              Common           042260109        71,417     6,203,995      Sole
ASCENT ENERGY INC                                               Escrow Shares    04362R104        13,901             0      Sole
AUTHORIZE NET HOLDINGS INC                                      Common           052686102        81,421     1,456,622      Sole
BANK OF NEW YORK CO INC                                         Common           064057102       279,000    11,561,760      Sole
BESICORP GROUP INC ESCROW SHARES                                Escrow Shares    086338993         2,300             0      Sole
BESICORP LTD                                                    Escrow Shares    086339991            92             0      Sole
BIOENVISION INC                                                 Common           09059N100       220,944     1,277,056      Sole
BIOMET INC                                                      Common           090613100       281,138    12,853,629      Sole
BISYS GROUP INC                                                 Common           055472104       350,294     4,143,978      Sole
BRISTOL WEST HOLDINGS INC                                       Common           11037M105       322,248     7,208,688      Sole
CABLEVISION SYSTEMS CORP-CL CABLEVISION NY GROUP COM            Common           12686C109        57,249     2,071,841      Sole
CAPITALSOURCE INC                                               Common           14055X102      -192,283    -4,728,239      Sole
CATALINA MARKETING CORP                                         Common           148867104       336,806    10,609,389      Sole
CDW CORP                                                        Common           12512N105       133,982    11,384,451      Sole
CERIDIAN CORP NEW                                               Common           156779100        70,000     2,450,000      Sole
CLEAR CHANNEL COMMUNICATIONS INC                                Common           184502102       343,021    12,973,054      Sole
COINMACH SVC CORP CL A                                          Common           19259W206       123,100     1,628,613      Sole
COMPASS BANCSHARES INC                                          Common           20449H109       101,600     7,008,368      Sole
CRESCENT REAL ESTATE EQUITIE CO                                 Common           225756105        81,750     1,834,470      Sole
CYBERSOURCE CORP DEL                                            Common           23251J106       -89,469    -1,078,996      Sole
CYTYC CORP                                                      Common           232946103       269,696    11,626,595      Sole
DIGENE CORP                                                     Common           253752109        87,663     5,264,163      Sole
DOLLAR GENERAL CORP                                             Common           256669102       271,536     5,952,069      Sole
DOW JONES & CO INC                                              Common           260561105        50,476     2,899,846      Sole
EAGLE HOSPITALITY PROPERTIES TRUST INC                          Common           26959T102       544,941     7,171,424      Sole
ECOLLEGE COM                                                    Common           27887E100        20,000       445,000      Sole
EGL INC                                                         Common           268484102       218,624    10,161,644      Sole
ELECTRONIC CLEARING HOUSE IN NEW                                Common           285562500        29,367       411,432      Sole
FIELDSTONE INVESTMENT CORPORATION REIT                          Common           31659U300       777,907     2,831,581      Sole
FIRST DATA CORP                                                 Common           319963104       292,579     9,558,556      Sole
FIRST REPUBLIC BANK (SAN FRANCISCO CA)                          Common           336158100       127,241     6,827,752      Sole
FLORIDA EAST COAST INDS INC (HOLDING COMPANY)                   Common           340632108        89,425     7,420,487      Sole
GENESCO INC                                                     Common           371532102        46,300     2,421,953      Sole
GENESIS HEALTHCARE CORP COM                                     Common           37184D101       190,887    13,060,489      Sole
GREAT AMERN FINL RES INC                                        Common           389915109       109,740     2,654,611      Sole
GREAT PLAINS ENERGY INC                                         Common           391164100       -96,085    -2,797,995      Sole


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                                                                                                              Market       Voting
Name                                                                TYPE           CUSIP         Shares       Value       Authority
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTERTAINMENT INC                                       Common           413619107       143,421    12,228,074      Sole
HERCULES OFFSHORE INC                                           Common           427093109      -141,759    -4,590,156      Sole
HIGHLAND HOSPITALITY CORP                                       Common           430141101       293,680     5,638,656      Sole
HOLOGIC INC                                                     Common           436440101      -140,242    -7,756,785      Sole
IDEARC INC                                                      Common           451663108        -2,689       -95,002      Sole
IMAGE ENTERTAINMENT INC NEW                                     Common           452439201       251,800     1,092,812      Sole
INFRASOURCE SERVICES INC                                        Common           45684P102         6,700       248,570      Sole
INNKEEPERS USA TRUST-SBI                                        Common           4576J0104       197,201     3,496,374      Sole
INTER TEL INC                                                   Common           458372109       155,450     3,719,919      Sole
INTERPOOL INC                                                   Common           46062R108       223,878     6,022,318      Sole
JARDEN CORPORATION                                              Common           471109108       -24,053    -1,034,520      Sole
K2 INC                                                          Common           482732104       473,665     7,194,971      Sole
LAUREATE EDUCATION INC                                          Common           518613104       197,616    12,185,003      Sole
LEAR CORP                                                       Common           521865105       146,550     5,218,646      Sole
MELLON FINL CORP                                                Common           58551A108      -263,209   -11,581,196      Sole
MIDWEST AIR GROUP INC                                           Common           597911106       313,119     4,703,047      Sole
MOSSIMO INC                                                     Escrow Shares    619ESC999       200,000             0      Sole
MYERS INDUSTRIES INC                                            Common           628464109       283,393     6,265,819      Sole
NORTHWESTERN CORP NEW                                           Common           668074305       392,981    12,500,726      Sole
OHIO CASUALTY CORP                                              Common           677240103       125,222     5,423,365      Sole
PETROCORP INC                                                   Escrow Shares    71645N994        76,900             0      Sole
PHH CORP NEW                                                    Common           693320202        97,032     3,028,369      Sole
PRICE COMMUNICATIONS CORP NE                                    Common           741437305       103,500     2,300,805      Sole
PUT  QIAGEN NV   NOV 020 AM                                     Option           N724829W9           385         1,232      Sole
QUANTA SERVICES INC                                             Common           74762E102        -8,194      -251,310      Sole
QUOVADX INC                                                     Common           74913K106     1,506,138     4,714,212      Sole
RIVIERA HOLDINGS CORP                                           Common           769627100         2,000        72,700      Sole
SEAGATE TECHNOLOGY INC                                          Escrow Shares    811804988         4,076             0      Sole
SEMCO ENERGY INC                                                Common           78412D109        85,000       660,450      Sole
SERVICEMASTER CO (THE)                                          Common           81760N109       292,074     4,515,464      Sole
SLM CORPORATION                                                 Common           78442P106       219,353    12,630,346      Sole
SPIRIT FINANCE CORPORATION COMMON STOCK                         Common           848568309       871,642    12,691,108      Sole
STATION CASINOS INC                                             Common           857689103       103,254     8,962,447      Sole
STRIDE RITE CORP                                                Common           863314100       202,135     4,095,255      Sole
SYMBION INC                                                     Common           871507109       276,492     6,002,641      Sole
TANOX INC                                                       Common           87588Q109       248,543     4,824,220      Sole
TERAYON COMMUNICATION SYSTEM INC                                Common           880775101       950,000     1,672,000      Sole
TIERONE CORPORATION                                             Common           88650R108       219,127     6,595,723      Sole
TODCO                                                           Common           88889T107       144,800     6,836,008      Sole
TOPPS CO INC                                                    Common           890786106       144,315     1,516,751      Sole
TRIAD HOSPITAL INC                                              Common           89579K109       143,008     7,688,110      Sole
TXU CORP                                                        Common           873168108       184,352    12,406,890      Sole
VERIZON COMMUNICATIONS                                          Common           92343V104       -53,821    -2,215,811      Sole
WCI COMMUNITIES INC                                             Common           92923C104       583,139     9,726,759      Sole
WINSTON HOTELS INC                                              Common           97563A102       695,554    10,433,310      Sole
WOM INC                                                         Escrow Shares    978106102            92             0      Sole
WORLD AIR HOLDINGS INC                                          Common           98142V104       678,800     8,145,600      Sole

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